Note 13 - Non-controlling Interest in Subsidiary (Details Textual) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Proceeds from Noncontrolling Interests		$ 5,625,249	$ 0
Vessel Financing Debt Percentage	60.00%
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest		$ (608,115)	$ (0)
NRP Project Finance AS [Member]
Proceeds from Noncontrolling Interests	$ 14,800,000
NRP Project Finance AS [Member]
Subsidiary, Ownership Percentage, Parent	49.00%
Subsidiary, Ownership Percentage, Parent	51.00%